Deferred Revenues (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,065,584	$ 905,783
Subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	401,764	285,998
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	652,156	607,153
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 11,664	$ 12,632